AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.5%
Asset-Backed Security — 0.1%
Home Equity Loans
RCKT Mortgage Trust,
Series 2026-CES01, Class A1A, 144A
4.827%(cc)	01/25/56	10,921	$10,837,938
(cost $10,920,797)
Commercial Mortgage-Backed Securities — 4.4%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,058	11,959,744
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,881,942
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	23,786	23,545,931
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	7,303	7,276,074
Series 2016-P04, Class A3
2.646%	07/10/49	17,806	17,783,113
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,856,187
Series 2017-P07, Class A3
3.442%	04/14/50	16,351	16,234,352
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	16,215,540
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	21,877	21,787,896
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	37,951,270
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	9,000	8,926,316
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	8,334	8,316,165
GS Mortgage Securities Trust,
Series 2016-GS03, Class A3
2.592%	10/10/49	16,672	16,602,750
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	49,100,270
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	4,397	4,369,191
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	6,328	6,222,832
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	24,705,142
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3
2.674%	07/15/48	8,748	8,733,205
Series 2016-LC24, Class A3
2.684%	10/15/49	22,342	22,247,321
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-NXS06, Class A3
2.642%	11/15/49	5,245	$5,235,526
Series 2017-C42, Class A3
3.330%	12/15/50	9,584	9,438,635
Series 2019-C49, Class A4
3.760%	03/15/52	23,357	22,892,647
Series 2019-C51, Class A3
3.055%	06/15/52	33,002	31,568,159

Total Commercial Mortgage-Backed Securities (cost $397,171,163)			388,850,208
Corporate Bonds — 89.4%
Aerospace & Defense — 2.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	03/01/48	10,905	7,584,174
3.650%	03/01/47	8,861	6,222,193
3.850%	11/01/48	6,466	4,652,005
3.900%	05/01/49	21,715	15,858,105
3.950%	08/01/59	8,125	5,587,475
5.705%	05/01/40	4,630	4,637,911
5.805%	05/01/50	1,840	1,776,146
5.930%	05/01/60	64,854	62,432,841
7.875%	04/15/43	13,929	16,476,621
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
5.622%	03/16/46	17,050	16,790,339
5.732%	03/16/56	7,670	7,583,323
5.852%	03/16/66	17,335	17,184,333
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,537,718
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	451,868
RTX Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	5,635	3,705,074
3.750%	11/01/46	3,050	2,318,422
4.150%	05/15/45	1,150	940,480
4.350%	04/15/47	5,851	4,848,409
4.500%	06/01/42	505	448,150
4.800%	12/15/43	2,085	1,879,052
4.875%	10/15/40	810	768,602
			184,683,241
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,220	1,676,030
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,943,498
4.390%	08/15/37	41,810	38,020,580
4.540%	08/15/47	7,057	5,708,844
4.700%	04/02/27	5,130	5,139,817
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.850%	08/15/45	980	$940,587
7.000%	08/04/41	3,275	3,525,176
8.125%	05/01/40(a)	650	767,094
			59,721,626
Airlines — 0.6%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	5,767	5,694,319
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29(a)	2,226	2,199,118
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	2,955	2,913,421
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	14,229	13,699,391
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	2,425	2,420,043
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	7,520	7,545,912
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)	737	736,622
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28(a)	2,302	2,296,678
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30(a)	13,851	13,360,675
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	4,175	4,092,760
			54,958,939
Auto Manufacturers — 0.9%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,083,201
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	5,650	4,908,200
4.750%	01/15/43	6,670	5,034,276
7.750%	06/15/43	1,510	1,593,418
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27	1,775	1,767,256
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35(a)	2,645	2,533,169
6.250%	10/02/43(a)	24,526	24,106,213
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
6.600%	04/01/36		13,335	$14,176,002
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		6,525	6,511,432
4.350%	01/17/27		3,320	3,315,042
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	17,110,625
				82,138,834
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
3.100%	12/01/51(a)		15,000	9,149,396
Banks — 8.6%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		4,400	4,342,078
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		22,418	22,024,111
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29		3,870	3,680,510
2.676%(ff)	06/19/41		99,540	71,330,009
2.884%(ff)	10/22/30		11,865	11,215,268
3.194%(ff)	07/23/30		2,560	2,456,029
4.083%(ff)	03/20/51		38,060	29,415,291
4.443%(ff)	01/20/48		10,675	8,937,569
Sub. Notes
6.110%	01/29/37		1,000	1,049,414
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)		2,386	2,374,317
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30		2,105	2,114,780
5.785%(ff)	02/25/36		4,210	4,246,243
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32		10,000	9,078,008
3.132%(ff)	01/20/33		20,330	18,299,257
Citigroup, Inc.,
Jr. Sub. Notes
6.500%(ff)	05/15/31(oo)		11,250	11,220,955
6.625%(ff)	02/15/31(oo)		1,580	1,579,854
Sr. Unsec’d. Notes
2.904%(ff)	11/03/42(a)		5,420	3,865,397
3.668%(ff)	07/24/28		19,800	19,594,154
5.612%(ff)	03/04/56(a)		20,195	19,406,879
5.875%	01/30/42		4,115	4,175,107
6.875%	02/15/98(a)		2,825	3,144,862
8.125%	07/15/39		2,000	2,493,099
Sub. Notes
4.750%	05/18/46		1,045	879,764
5.827%(ff)	02/13/35		18,765	19,002,806

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28	4,315	$4,244,429
Sub. Notes
3.729%(ff)	01/14/32	11,800	10,922,602
3.742%(ff)	01/07/33	8,930	8,086,923
7.079%(ff)	02/10/34	3,155	3,362,260
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	07/21/42	4,500	3,170,725
3.210%(ff)	04/22/42	7,183	5,322,752
3.436%(ff)	02/24/43	6,850	5,143,459
Sub. Notes
6.750%	10/01/37	9,835	10,603,027
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.279%(ff)	03/10/37	9,050	8,868,040
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A
7.778%(ff)	06/20/54	2,045	2,316,261
Sr. Preferred Notes, 144A
7.800%	11/28/53	1,655	1,930,066
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29	15,500	15,144,277
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
6.505%(c)	05/01/26(a)(oo)	4,400	4,400,867
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.437%(c)	07/01/26(oo)	26,715	26,726,640
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41	34,035	23,767,362
3.157%(ff)	04/22/42	15,586	11,698,259
3.328%(ff)	04/22/52(a)	11,404	7,740,627
3.882%(ff)	07/24/38	42,267	37,096,033
3.897%(ff)	01/23/49	3,000	2,302,617
3.964%(ff)	11/15/48	51,882	40,268,186
4.032%(ff)	07/24/48	3,525	2,781,258
4.260%(ff)	02/22/48	31,042	25,350,745
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,424,057
4.457%(ff)	04/22/39	8,035	7,367,035
5.516%(ff)	11/19/55	17,810	16,866,872
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30	17,100	17,010,462
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	10,916,451
2.802%(ff)	01/25/52(a)	39,133	23,822,647
3.971%(cc)	07/22/38	17,130	14,947,491
4.375%	01/22/47	3,800	3,117,937
6.375%	07/24/42	20,875	22,366,738
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.136%(ff)	09/22/36	4,485	4,324,808
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41(a)	16,230	$11,754,126
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.570%(ff)	01/15/47	5,285	5,103,313
Truist Financial Corp.,
Jr. Sub. Notes, Series N
6.669%(ff)	09/01/26(oo)	18,520	18,489,694
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	6,200	5,467,185
3.126%(ff)	08/13/30	15,000	14,257,785
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	12,450	10,325,885
5.013%(ff)	04/04/51	5,200	4,588,552
Sub. Notes, GMTN
4.900%	11/17/45	8,905	7,641,908
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,626,844
4.750%	12/07/46	13,680	11,470,516
			753,063,482
Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	45,595	44,429,984
4.900%	02/01/46	71,558	64,599,321
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48	3,005	2,504,726
4.950%	01/15/42	1,540	1,428,388
			112,962,419
Biotechnology — 0.9%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26	800	795,348
2.770%	09/01/53	7,393	4,356,379
4.200%	02/22/52	1,990	1,543,176
4.400%	05/01/45(a)	18,243	15,381,920
4.663%	06/15/51	15,250	12,803,991
5.150%	11/15/41	6,183	5,873,280
5.600%	03/02/43	13,165	12,991,907
5.650%	03/02/53	11,405	11,038,643
5.750%	03/02/63	12,400	11,917,655
			76,702,299
Building Materials — 0.4%
CRH America Finance, Inc.,
Gtd. Notes
5.875%	01/09/55(a)	2,245	2,231,268

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	$2,652,284
4.400%	01/30/48(a)	3,247	2,609,159
7.000%	12/01/36	22,334	24,916,797
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	8,489	7,044,478
			39,453,986
Chemicals — 0.9%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	18,962,406
5.150%	03/15/34	4,881	4,851,722
5.375%	03/15/44(a)	3,193	2,981,067
FMC Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/49(a)	2,100	1,301,171
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	3,506	3,263,657
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30	615	575,230
4.125%	03/15/35	7,241	6,611,827
4.900%	06/01/43	1,200	1,063,292
5.000%	04/01/49	6,652	5,829,221
5.250%	01/15/45	4,832	4,406,657
5.625%	12/01/40	1,985	1,937,624
5.800%	03/27/53(a)	6,654	6,488,399
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48(a)	2,445	1,659,544
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	19,456,807
			79,388,624
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,019,870
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	4,768,052
4.200%	11/01/46	32,800	26,513,940
5.625%	03/15/42	1,000	997,157
7.000%	10/15/37	3,623	4,131,040
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,601,101
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	6,893	5,337,717
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	$252,246
4.678%	07/01/2114(a)	12,715	10,398,874
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	2,629,425
Unsec’d. Notes, Series 2017
3.662%	12/01/57(a)	17,262	12,419,045
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	415,044
Unsec’d. Notes
5.625%	10/01/38	17,500	18,379,634
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
5.250%	03/27/35(a)	6,335	6,396,247
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,027,114
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,180,899
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	5,614,298
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	4,770,612
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	3,000	2,241,550
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	4,366,544
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55(a)	3,500	2,623,581
			122,083,990
Computers — 1.5%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	15,845	9,693,486
2.650%	02/08/51(a)	3,500	2,120,056
2.700%	08/05/51	57,753	35,205,062
2.850%	08/05/61	26,766	15,480,909
2.950%	09/11/49(a)	6,855	4,501,149
3.850%	05/04/43	24,250	20,024,261
3.850%	08/04/46	40,406	32,112,746
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.800%	02/03/56(a)	8,195	7,840,344
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,845,833
			128,823,846

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 14.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	$3,907,389
3.950%	06/01/28	6,240	6,177,931
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49(a)	3,465	2,617,462
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26(a)	2,080	2,063,840
3.750%	12/01/47	10,015	7,437,157
3.800%	06/15/49	10,675	7,863,516
4.000%	12/01/46	5,000	3,935,036
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50	5,730	4,155,479
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,684,825
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51	2,810	1,747,631
3.700%	12/01/47	12,200	9,125,813
4.500%	03/15/49	1,155	960,503
5.900%	12/01/52	2,310	2,329,946
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,268,319
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,432,731
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	13,423,110
4.250%	09/15/48	14,575	11,759,978
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	11,251	9,739,240
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	9,344,955
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,540,922
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	4,495	3,952,373
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	18,764	12,018,526
3.650%	06/15/46	15,161	11,320,256
3.700%	03/01/45	4,751	3,625,145
3.800%	10/01/42	3,615	2,878,769
4.000%	03/01/48	4,598	3,576,379
4.000%	03/01/49	4,240	3,248,135
4.350%	11/15/45	5,560	4,593,575
4.600%	08/15/43	2,000	1,742,797
First Mortgage, Series 123
3.750%	08/15/47	10,400	7,774,247
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series 127
3.200%	11/15/49	4,455	$2,942,641
First Mortgage, Series 130
3.125%	03/15/51	805	523,260
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,515,710
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	479,878
5.700%	06/15/40	860	874,798
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56(a)	2,785	2,168,725
Consumers Energy Co.,
First Mortgage
3.750%	02/15/50	3,500	2,578,935
4.350%	04/15/49	1,550	1,272,481
4.350%	08/31/64	6,840	5,270,439
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	2,960,298
6.250%	10/15/53	990	1,037,482
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,071,537
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30(a)	5,173	4,944,010
4.050%	09/15/42	1,340	1,059,629
4.900%	08/01/41	8,810	7,872,000
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	13,571,986
3.700%	06/01/46	1,305	981,526
3.750%	08/15/47	7,900	5,953,681
4.300%	07/01/44	3,975	3,333,450
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,887,126
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49(a)	39,520	26,429,072
3.450%	04/15/51	380	263,182
3.700%	12/01/47	7,456	5,526,159
3.950%	03/15/48	7,724	5,936,418
4.250%	12/15/41	12,900	11,094,277
6.050%	04/15/38	2,505	2,666,981
First Ref. Mortgage
3.750%	06/01/45	17,780	13,620,419
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46(a)	7,695	5,686,270
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	5,877,318
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	10,903	10,166,660
6.450%	04/01/39	7,100	7,729,660

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series WWW
4.900%	07/15/43	7,564	$6,901,302
First Mortgage, Series YYY
3.250%	10/01/49	2,390	1,612,522
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	15,160,792
4.150%	12/01/44	4,802	3,898,295
5.700%	04/01/35	500	516,711
6.125%	09/15/33	4,400	4,709,608
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,181,592
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	4,580	4,347,461
Entergy Louisiana LLC,
Collateral Trust Bond
3.050%	06/01/31(a)	2,500	2,325,930
4.200%	09/01/48	61,138	48,430,244
4.200%	04/01/50	530	416,346
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,123	2,316,482
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49(a)	13,315	9,349,492
4.500%	03/30/39	15,760	14,430,958
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,495,731
3.450%	04/15/50(a)	4,420	3,086,267
4.100%	04/01/43	3,000	2,472,660
4.125%	03/01/42	3,010	2,509,892
4.250%	12/01/45	4,365	3,558,928
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,561,121
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	3,109	2,547,909
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	16,871,904
3.600%	06/01/29	10,000	9,705,082
4.300%	01/15/29	6,315	6,273,641
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	10,528,607
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	4,622	2,882,684
3.150%	10/01/49(a)	2,840	1,905,457
3.700%	12/01/47	5,430	4,052,674
3.950%	03/01/48	22,070	17,189,235
3.990%	03/01/49	22,600	17,497,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.050%	10/01/44	4,104	$3,335,861
5.600%	02/15/66	4,970	4,801,930
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,707,856
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/43	10,900	9,252,977
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,777,192
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51	1,086	726,108
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	1,610	1,360,132
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,221,794
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	578,331
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30(a)	4,290	4,135,081
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,265,344
5.300%	07/01/43	1,000	922,981
Kentucky Utilities Co.,
First Mortgage
5.850%	08/15/55	2,275	2,264,353
Louisville Gas & Electric Co.,
First Mortgage
5.850%	08/15/55	2,840	2,823,183
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	11,787,009
3.650%	08/01/48	24,600	18,015,787
4.250%	07/15/49(a)	21,888	17,593,938
4.400%	10/15/44	8,830	7,452,988
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	9,037	9,062,293
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	8,185,702
General Ref. Mortgage, Series GG
5.900%	05/01/53	184	181,945
New England Power Co.,
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47(a)	6,525	4,851,987
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,228,412
3.400%	08/15/42(a)	8,450	6,490,734
3.600%	09/15/47	11,350	8,392,529
5.650%	06/15/54	26,195	25,808,297

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38(a)	2,722	$3,464,419
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	1,325	1,120,349
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	2,185	1,634,721
3.500%	08/01/50(a)	5,494	3,623,920
3.950%	12/01/47	32,215	23,397,666
4.000%	12/01/46	16,682	12,213,939
4.250%	03/15/46	10,000	7,611,529
4.300%	03/15/45	14,000	10,927,288
4.500%	07/01/40	33,445	28,569,752
4.750%	02/15/44	8,542	7,128,942
4.950%	07/01/50	17,166	14,258,680
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	7,562,244
3.300%	03/15/51	10,860	6,728,072
4.125%	01/15/49	39,567	28,809,585
4.150%	02/15/50(a)	21,524	15,686,150
5.350%	12/01/53	8,253	7,059,976
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	3,741,974
3.000%	09/15/49(a)	3,922	2,534,288
3.050%	03/15/51	1,200	772,694
3.700%	09/15/47	7,507	5,578,341
3.900%	03/01/48	10,494	8,041,768
4.600%	05/15/52	1,545	1,295,536
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	2,638,364
3.950%	06/01/47(a)	28,190	21,972,466
4.125%	06/15/44	4,450	3,662,946
5.550%	08/15/55	3,935	3,824,911
6.250%	05/15/39	500	540,556
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	26,339,253
7.750%	03/01/31	8,824	9,951,769
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	7,084,608
3.700%	06/15/28	2,000	1,975,089
4.100%	06/15/48	7,484	5,838,943
4.300%	03/15/44	165	136,468
5.250%	04/01/53	4,285	3,877,963
San Diego Gas & Electric Co.,
First Mortgage
3.700%	03/15/52	5,156	3,670,051
4.150%	05/15/48	31,545	24,694,639
5.350%	05/15/35	6,997	7,039,700
5.350%	05/15/40	773	757,109
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
6.000%	06/01/39(a)	5,700	$5,918,430
First Mortgage, Series RRR
3.750%	06/01/47	25,388	18,825,899
First Mortgage, Series TTT
4.100%	06/15/49(a)	5,875	4,499,542
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
5.341%	03/15/47	9,180	9,118,184
5.541%	09/15/52(a)	4,683	4,596,369
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	14,556,495
3.400%	02/01/28	19,265	18,907,710
Sierra Pacific Power Co.,
General Ref. Mortgage
5.900%	03/15/54	5,000	4,942,789
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	26,242	18,078,444
First Ref. Mortgage
4.000%	04/01/47	28,115	20,916,294
4.050%	03/15/42	7,200	5,643,026
4.650%	10/01/43	1,950	1,632,897
5.500%	03/15/40	11,962	11,524,393
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	8,000	6,066,451
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,074,412
4.125%	03/01/48	2,460	1,850,587
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,293,398
4.500%	08/15/41	550	478,781
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,117,560
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,146,901
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,123,285
4.450%	02/15/44	1,210	1,017,022
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,745,917
Sr. Unsec’d. Notes, Series B
3.800%	09/15/47	710	528,990
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52(a)	22,842	18,779,557
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,160,004
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	24,065	23,903,717
4.300%	07/15/29	6,970	6,853,404

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	$4,399,956
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,110,987
			1,298,082,124
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,582,357
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,991,228
5.500%	07/31/47(a)	15,700	13,045,130
			18,036,358
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
6.200%	03/01/40	5,000	5,419,628
Foods — 1.9%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
3.000%	05/15/32	4,920	4,357,500
4.375%	02/02/52	16,656	12,578,260
6.250%	03/01/56	8,310	8,047,239
Sr. Unsec’d. Notes, 144A
6.400%	05/10/57	22,075	21,901,729
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	3,107,563
4.625%	10/01/39	3,500	3,092,693
5.200%	07/15/45(a)	15,870	13,856,979
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,633,479
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48(a)	1,753	1,465,956
5.000%	04/15/42	1,150	1,061,982
5.150%	08/01/43	450	417,105
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	18,610,369
4.125%	04/01/54	11,735	9,120,193
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,369,703
5.700%	05/01/55	37,068	36,134,373
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26(a)	6,265	6,248,440
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27		14,835	$14,695,625
				164,699,188
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41(a)		3,000	2,993,838
Gas — 1.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49		6,650	4,581,368
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		2,921	2,548,880
5.650%	02/01/45		2,260	2,187,656
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48		14,125	11,885,367
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		12,500	12,142,920
4.650%	08/01/43		5,960	5,190,995
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44		2,500	2,120,289
First Mortgage, Series VV
4.300%	01/15/49		6,950	5,503,604
First Mortgage, Series WW
3.950%	02/15/50		26,720	19,932,064
First Mortgage, Series XX
2.550%	02/01/30		1,835	1,718,266
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		13,202	10,192,571
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,391,128
3.950%	10/01/46		3,975	3,024,421
4.400%	06/01/43		750	630,426
4.400%	05/30/47		27,369	22,386,750
				113,436,705
Healthcare-Products — 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.500%	03/15/56		11,500	11,277,314
5.600%	03/15/66		7,220	7,039,485
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	4,306,170
Medtronic, Inc.,
Gtd. Notes
4.150%	10/15/53	EUR	4,685	4,998,082
4.625%	03/15/45		1	893

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41(a)	2,485	$1,814,798
			29,436,742
Healthcare-Services — 3.7%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28	7,005	6,948,137
4.272%	08/15/48	8,950	7,358,790
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	3,338	2,656,409
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	17,663	14,099,427
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47	6,650	5,471,300
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	17,240	17,098,180
3.875%	10/15/47	6,870	5,154,547
4.800%	07/15/46	5,065	4,372,067
4.900%	12/15/48	5,308	4,603,801
5.375%	02/15/42(a)	3,650	3,545,004
Sr. Unsec’d. Notes
2.375%	03/15/31	6,605	5,936,997
3.200%	03/15/40	9,125	7,061,169
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114(a)	2,875	2,400,666
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48(a)	12,000	9,298,168
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	2,565,901
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	3,360	2,331,086
3.700%	09/15/49	8,819	6,272,955
4.625%	05/15/42	2,600	2,277,222
4.650%	01/15/43	1,000	865,701
4.850%	08/15/54	510	421,619
5.100%	01/15/44	720	654,464
5.850%	11/01/64	16,830	16,063,180
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	3,040	2,685,886
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	16,608,608
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	8,936,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.875%	04/01/42	1,000	$933,555
Unsec’d. Notes, Series 2021
3.002%	06/01/51(a)	11,245	7,205,124
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,217,893
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,559,637
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	800	679,576
New York & Presbyterian Hospital (The),
Unsec’d. Notes, Series 2019
3.954%	08/01/2119(a)	2,225	1,514,148
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47(a)	12,075	10,250,384
4.784%	07/01/44	7,305	6,569,063
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	705,320
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50(a)	1,005	674,488
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,260	1,591,627
Unsec’d. Notes
4.089%	10/01/48	2,208	1,776,838
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50(a)	2,285	1,506,316
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	5,560	5,209,218
3.450%	06/01/26	4,715	4,707,147
5.750%	01/30/40	1,251	1,247,307
6.950%	07/01/37(a)	1,704	1,890,450
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	9,985	6,022,423
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,801,958
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,370,160
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55(a)	4,465	3,670,509
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,194,620
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,705,224
3.950%	10/15/42	2,060	1,667,356

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.250%	04/15/47	13,715	$11,002,385
4.450%	12/15/48	2,000	1,631,602
4.625%	11/15/41	4,601	4,106,129
4.750%	07/15/45	6,770	5,905,755
4.950%	05/15/62	7,570	6,344,359
5.200%	04/15/63	35,500	30,926,325
5.375%	04/15/54	6,532	6,002,434
5.500%	07/15/44	3,255	3,137,160
5.750%	07/15/64	20,375	19,397,778
5.800%	03/15/36(a)	3,945	4,122,419
			323,934,371
Household Products/Wares — 0.0%
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	341,354
Insurance — 2.7%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
6.852%(c)	08/15/53	800	798,895
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	7,869,338
Chubb INA Holdings LLC,
Gtd. Notes
2.850%	12/15/51(a)	8,570	5,322,786
3.050%	12/15/61(a)	10,935	6,537,642
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	9,043,919
3.500%	10/15/50(a)	5,045	3,347,162
4.868%	06/01/44	14,360	12,131,974
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.100%	03/15/55	25,995	25,349,594
6.350%	03/22/54	4,130	4,152,948
6.500%	05/20/55	5,600	5,741,820
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	14,999	10,173,731
3.951%	10/15/50	31,115	22,523,658
4.569%	02/01/29	5,880	5,852,153
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,511,683
7.000%	06/15/40	6,248	6,784,843
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	7,478,417
3.500%	11/01/27	5,000	4,922,191
4.150%	09/17/50	8,815	6,569,358
4.300%	11/01/47	4,479	3,481,518
5.000%	03/30/43	100	89,501
5.000%	04/05/46	2,360	2,069,801
5.000%	05/20/49	18,590	15,921,005
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/35		4,000	$3,984,450
5.400%	03/15/55(a)		5,750	5,391,663
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,700	1,867,852
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		12,048	9,677,153
4.900%	09/15/44		350	312,507
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.700%	07/24/55(a)		3,115	3,092,969
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		39,768	29,245,092
5.750%	08/15/42		5,540	5,393,607
7.250%	03/15/28(a)		2,707	2,798,832
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44		2,675	2,350,523
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43		2,962	2,746,132
				237,534,717
Internet — 4.3%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.375%	11/06/64	EUR	13,815	14,967,509
5.300%	05/15/65(a)		1,230	1,133,136
5.350%	11/15/45		45,315	44,226,834
5.450%	11/15/55		20,215	19,552,956
5.500%	02/15/46		4,760	4,721,878
5.650%	02/15/56		12,070	12,021,968
5.700%	11/15/75		9,515	9,214,300
5.750%	02/15/66		16,590	16,427,785
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.100%	05/12/51(a)		15,769	10,287,322
3.250%	05/12/61(a)		7,231	4,473,030
5.650%	03/13/46		10,560	10,525,394
5.800%	03/13/56		26,610	26,544,954
5.950%	03/13/66		16,910	16,952,035
6.050%	03/13/76		44,195	43,925,774
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		44,755	46,091,981
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.650%	08/15/62		3,515	2,720,134
5.400%	08/15/54(a)		9,838	8,908,865
5.500%	11/15/45		7,880	7,462,123
5.550%	08/15/64		9,972	8,956,344
5.600%	05/15/53		24,170	22,549,587

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
5.625%	11/15/55	11,380	$10,659,598
5.750%	11/15/65(a)	40,465	37,528,749
			379,852,256
Lodging — 0.6%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	12,717,222
5.000%	10/15/27	12,845	12,962,273
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	22,547,760
			48,227,255
Machinery-Construction & Mining — 0.2%
Vertiv Holdings Co.,
Sr. Unsec’d. Notes
5.650%	03/15/46	5,890	5,606,983
5.800%	03/15/56	2,700	2,592,940
5.950%	03/15/66	6,600	6,316,405
			14,516,328
Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	45,076	45,200,836
Media — 3.4%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	154,357
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	50	37,084
5.250%	04/01/53	15	11,757
5.375%	04/01/38	13,155	11,801,946
5.375%	05/01/47	45,654	36,724,637
5.500%	04/01/63	11,900	9,184,748
5.750%	04/01/48	41,760	34,906,606
6.484%	10/23/45	23,294	21,456,376
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51	1,986	1,147,886
2.937%	11/01/56	34,034	18,895,774
3.250%	11/01/39	54,500	41,961,753
3.400%	07/15/46(a)	4,867	3,318,753
3.450%	02/01/50	54,000	35,363,857
3.750%	04/01/40	14,385	11,651,159
3.900%	03/01/38	18,880	16,225,061
3.969%	11/01/47	20,719	15,255,208
3.999%	11/01/49	9,318	6,757,889
4.000%	03/01/48	123	90,516
Cox Communications, Inc.,
Gtd. Notes, 144A
5.800%	12/15/53	580	490,966
5.950%	09/01/54	2,925	2,546,330
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29	3,310	$3,207,393
Paramount Global,
Gtd. Notes
3.700%	06/01/28	2,130	2,061,048
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	5,744	4,943,030
5.875%	11/15/40	8,615	7,780,577
6.550%	05/01/37	2,785	2,807,554
6.750%	06/15/39	3,678	3,649,327
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	9,675	9,480,997
			301,912,589
Mining — 2.1%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	11,729,375
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	22,700	24,417,128
Barrick Mining Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	5,000	5,414,761
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	7,751	7,742,068
7.500%	09/15/38	10,946	12,740,145
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	27,720,676
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32	11,300	11,529,051
Kinross Gold Corp. (Canada),
Gtd. Notes
6.875%	09/01/41	11,304	11,994,627
Sr. Unsec’d. Notes
6.250%	07/15/33	9,600	10,217,247
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
5.200%	11/02/40	860	839,443
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	785	657,433
4.750%	03/22/42	1,562	1,424,695
5.750%	03/14/55(a)	21,195	20,991,130
5.875%	03/14/65	6,370	6,290,991
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,800	4,611,508

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	8,475	$9,186,434
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,116,332
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	5,359,551
4.625%	12/15/27	5,811	5,799,697
			180,782,292
Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	4,175	4,046,829
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	4,185	3,125,592
4.400%	05/27/45	4,260	3,695,858
Siemens Funding BV (Germany),
Gtd. Notes, 144A
5.900%	05/28/65(a)	4,355	4,409,248
			15,277,527
Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	46,065	45,524,309
Oil & Gas — 7.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	11,439,136
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,883	3,722,377
4.000%	01/15/31	4,700	4,508,456
5.800%	10/01/54	24,215	22,088,732
6.000%	06/13/33	24,010	24,949,079
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	36,354	37,975,977
6.450%	06/30/33	2,000	2,141,548
6.500%	02/15/37	3,749	3,977,076
6.750%	02/01/39	2,910	3,151,227
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	8,816	6,130,579
5.250%	06/15/37	2,231	2,148,675
5.400%	06/15/47	42,322	38,173,174
6.750%	11/15/39	11,798	12,823,361
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	1,091,319
6.000%	03/01/41	3,550	3,826,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	$5,489,068
3.800%	03/15/52	27,200	19,882,481
4.025%	03/15/62	116	83,541
4.150%	11/15/34	847	795,611
4.300%	11/15/44	1,330	1,115,213
5.000%	01/15/35(a)	4,765	4,785,111
5.300%	05/15/53(a)	10,023	9,272,192
5.500%	01/15/55(a)	30,100	28,752,956
5.650%	01/15/65	7,275	6,932,834
5.700%	09/15/63	12,905	12,422,019
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	3,225,554
5.000%	06/15/45(a)	14,051	12,321,115
5.600%	07/15/41	21,825	21,124,146
5.875%	06/15/28(a)	7,125	7,126,355
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	11,073,679
4.400%	03/24/51	8,785	7,007,135
5.750%	04/18/54	8,913	8,440,146
5.900%	04/18/64	7,000	6,648,075
6.250%	03/15/53(a)	29,015	29,341,375
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,739,047
5.350%	01/15/36(a)	12,790	12,977,253
5.950%	07/15/55	9,355	9,491,249
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30(a)	3,260	3,008,473
3.250%	11/18/49	6,000	4,116,745
3.625%	04/06/40	1,380	1,143,870
3.950%	05/15/43	2,796	2,289,610
5.100%	08/17/40	22,019	21,322,312
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49(a)	13,000	8,765,173
3.567%	03/06/45(a)	4,370	3,376,716
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	13,500	13,744,517
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54(a)	11,375	9,529,817
6.500%	03/01/41	6,214	6,615,965
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	3,000	2,152,682
4.200%	03/15/48	21,150	15,789,841
6.200%	03/15/40(a)	12,322	12,566,524
7.500%	05/01/31	4,290	4,775,525

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	$1,106,775
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48(a)	2,025	1,547,606
7.690%	01/23/50	12,200	10,571,300
Phillips 66,
Gtd. Notes
2.150%	12/15/30	10,600	9,501,784
3.300%	03/15/52	1,380	891,440
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	11,680	11,644,237
4.680%	02/15/45	500	420,796
4.900%	10/01/46	810	700,778
5.500%	03/15/55(a)	3,059	2,802,485
5.650%	06/15/54(a)	21,628	20,130,500
Shell Finance US, Inc.,
Gtd. Notes
4.000%	05/10/46	3,000	2,384,659
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34	1,000	1,042,571
6.800%	05/15/38	5,051	5,491,003
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29(a)	7,441	7,291,095
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64	6,760	6,238,315
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51(a)	9,355	6,384,142
4.350%	06/01/28	25,440	25,455,580
			622,996,705
Oil & Gas Services — 0.2%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	4,599,937
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	8,173,636
5.000%	11/15/45	1,835	1,626,873
			14,400,446
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30(a)	2,715	2,501,883
Smurfit Westrock Financing DAC (Ireland),
Gtd. Notes
5.418%	01/15/35(a)	5,000	5,019,850
			7,521,733
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals — 4.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39(k)		91,680	$80,459,427
4.300%	05/14/36		1,225	1,157,556
4.400%	11/06/42		7,200	6,318,736
4.500%	05/14/35		1,280	1,238,505
4.550%	03/15/35		24,638	23,919,099
4.625%	10/01/42		3,115	2,796,869
4.700%	05/14/45		16,174	14,414,411
5.500%	03/15/64		385	366,870
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40(a)		11,500	8,024,377
3.700%	03/15/52		3,330	2,401,894
3.900%	03/15/62(a)		5,215	3,695,138
4.250%	10/26/49(a)		13,060	10,483,330
4.350%	11/15/47		22,307	18,376,582
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29(a)		57,035	54,649,277
4.780%	03/25/38		40,326	37,146,118
5.125%	07/20/45		39,490	34,740,123
5.300%	12/05/43		20,115	18,273,481
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	8,655,720
4.950%	02/27/63		3,000	2,630,262
5.000%	02/09/54		4,775	4,346,879
5.100%	02/09/64		11,435	10,273,031
5.200%	08/14/64		5,880	5,361,359
5.550%	10/15/55(a)		1,310	1,290,753
5.650%	10/15/65		1,790	1,758,813
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40(a)		8,585	5,993,794
3.400%	01/15/38(a)		4,365	3,785,515
3.625%	03/03/37		6,385	5,732,788
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51(a)		4,188	2,547,348
5.700%	12/04/65		4,950	4,813,573
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43		4,169	3,527,183
Novartis Capital Corp.,
Gtd. Notes
5.600%	03/18/46		1,355	1,357,220
5.700%	03/18/56(a)		3,311	3,332,129
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		110	109,490
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,783,984

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	41,068	$32,996,618
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	4,605	3,495,817
4.000%	06/22/50	5,990	3,921,970
			426,176,039
Pipelines — 8.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	4,162,516
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27(a)	20,000	19,598,577
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.714%	08/15/63	9,791	10,555,982
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	6,975	7,085,548
5.600%	04/01/44	7,379	7,012,923
8.125%	08/16/30	6,000	6,848,764
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,375,220
6.750%	09/15/37	17,644	19,092,876
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	779,551
Energy Transfer LP,
Gtd. Notes
5.000%	05/15/44	2,755	2,390,624
5.350%	05/15/45	2,875	2,567,546
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	21,530	21,839,833
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,989,903
4.900%	03/15/35	18,317	17,753,181
5.000%	05/15/50	14,285	11,845,487
5.150%	02/01/43	4,450	3,936,374
5.300%	04/01/44	9,735	8,723,805
5.300%	04/15/47	1,315	1,160,667
5.400%	10/01/47	30,794	27,371,143
6.000%	06/15/48	8,083	7,768,946
6.050%	06/01/41	1,275	1,276,970
6.200%	04/01/55	8,980	8,717,993
6.250%	04/15/49	35,265	34,582,876
7.500%	07/01/38(a)	11,000	12,605,388
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	20,075,586
Enterprise Products Operating LLC,
Gtd. Notes
3.300%	02/15/53	3,885	2,569,501
3.700%	01/31/51	14,570	10,530,982
4.200%	01/31/50	8,790	6,978,242
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.250%	02/15/48	18,060	$14,549,976
4.850%	08/15/42	3,930	3,579,983
4.850%	03/15/44	5,775	5,212,258
4.900%	05/15/46	25,127	22,432,134
5.100%	02/15/45	12,537	11,592,721
5.375%(ff)	02/15/78(a)	7,380	7,292,815
5.700%	02/15/42(a)	5,100	5,109,902
6.125%	10/15/39	3,937	4,190,750
6.450%	09/01/40	7,879	8,659,916
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
6.900%(c)	08/16/77	4,312	4,294,745
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	9,808,205
5.000%	08/15/42	2,010	1,811,724
5.000%	03/01/43	1,176	1,054,872
5.400%	09/01/44	878	814,463
6.500%	02/01/37	900	974,310
6.500%	09/01/39	5,545	5,921,245
6.550%	09/15/40	4,370	4,674,067
Gtd. Notes, MTN
6.950%	01/15/38	575	642,177
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,944	2,029,297
5.050%	02/15/46	1,759	1,569,036
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	13,187	11,865,810
4.700%	04/15/48	18,002	14,660,246
4.900%	04/15/58	9,705	7,845,623
5.200%	03/01/47	1,445	1,276,941
5.200%	12/01/47	15,735	13,816,913
5.500%	06/01/34	4,932	4,989,182
5.500%	02/15/49(a)	33,016	29,892,542
5.950%	04/01/55	7,535	7,183,880
6.200%	09/15/55	555	547,222
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,162	1,156,901
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,343,448
6.200%	09/15/43	18,615	18,592,701
6.850%	10/15/37	1,742	1,901,068
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	8,247,126
3.400%	09/01/29	4,705	4,524,485
4.200%	03/15/45	4,130	3,156,084
4.550%	07/15/28	15,725	15,742,146
4.850%	02/01/49	17,700	14,541,683
5.200%	07/15/48(a)	4,999	4,389,350
6.050%	09/01/33	1,675	1,755,385
6.100%	11/15/32	3,926	4,138,339
6.625%	09/01/53	26,311	27,021,336

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	$473,267
Targa Resources Corp.,
Gtd. Notes
6.050%	05/15/56	7,240	7,006,367
6.125%	03/15/33	5,000	5,288,766
6.125%	05/15/55(a)	13,145	12,858,642
6.250%	07/01/52	9,000	8,962,571
6.500%	02/15/53	3,013	3,090,430
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,416,666
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.450%	08/01/42	5,603	4,817,627
4.600%	03/15/48	2,100	1,753,683
5.400%	08/15/41	1,544	1,485,011
Sr. Unsec’d. Notes, 144A
5.750%	03/15/56	3,555	3,472,223
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	8,053	6,805,001
5.500%	08/15/48	19,930	17,218,849
6.150%	04/01/33	1,085	1,133,142
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	3,770	3,583,135
3.500%	10/15/51	11,622	7,910,335
3.750%	06/15/27	990	982,550
4.900%	01/15/45	10,477	9,179,403
5.300%	08/15/52	6,804	6,128,654
5.400%	03/04/44	22,544	20,991,246
5.750%	06/24/44	13,955	13,597,692
5.800%	11/15/43	3,434	3,361,044
5.950%	03/15/56	4,795	4,720,925
6.300%	04/15/40	15,935	16,866,311
			775,103,551
Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,581,355
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.250%	03/15/36	10,350	10,094,342
5.625%	05/15/54(a)	14,480	13,482,446
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29	1,265	1,153,900
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29	6,449	6,363,722
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49(a)	1,495	$998,612
3.800%	07/15/50(a)	4,300	3,169,123
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	3,635	3,343,488
3.100%	01/15/30	5,000	4,757,546
4.250%	04/15/28(a)	4,620	4,616,082
			47,979,261
Retail — 1.2%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	19,790,786
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,992,707
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	9,290,133
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	24,165	24,005,638
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50	1,335	921,158
3.625%	04/15/52	1,845	1,316,176
3.900%	06/15/47	20,500	15,884,848
4.250%	04/01/46	9,395	7,759,211
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.450%	04/01/62	26,140	19,776,804
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42	1,875	1,400,268
			104,137,729
Semiconductors — 1.6%
Broadcom, Inc.,
Gtd. Notes
3.500%	02/15/41	10,000	7,991,279
Sr. Unsec’d. Notes
3.469%	04/15/34	7,900	7,119,571
5.200%	07/15/35(a)	25,535	25,721,926
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	43,054,094
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.900%	01/25/33	4,038	4,156,466
6.100%	01/25/36	1,360	1,402,584
6.250%	01/25/35	4,859	5,085,802
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47	5,000	3,495,040
4.900%	08/05/52	13,813	11,278,369

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
5.050%	08/05/62	5,630	$4,538,711
5.700%	02/10/53	25,463	23,427,180
			137,271,022
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,428,287
Software — 4.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.800%	03/10/31	4,835	4,795,407
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50(k)	157,326	94,206,991
2.675%	06/01/60	12,836	7,161,452
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	31,285	22,706,280
3.600%	04/01/50(a)	7,300	4,404,039
3.800%	11/15/37	46,350	36,779,918
3.850%	07/15/36	7,996	6,621,513
3.950%	03/25/51	3,165	2,006,533
4.000%	07/15/46	32,902	22,186,385
4.125%	05/15/45	1,300	894,317
4.300%	07/08/34	2,032	1,802,431
4.375%	05/15/55	7,667	5,067,800
5.375%	09/27/54	7,733	5,981,792
5.500%	09/27/64	8,922	6,799,221
5.550%	02/06/53	19,556	15,599,282
5.875%	09/26/45	3,740	3,229,699
6.000%	08/03/55	4,765	3,995,182
6.550%	02/04/46	1,360	1,269,737
6.700%	02/04/56	9,010	8,345,607
6.850%	02/04/66(a)	20,724	19,026,521
6.900%	11/09/52	730	689,816
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28(a)	3,885	3,856,684
Salesforce, Inc.,
Sr. Unsec’d. Notes
6.400%	03/15/46	24,300	24,466,632
6.550%	03/15/56	24,300	24,358,677
6.700%	03/15/66	17,150	17,413,396
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.000%	04/01/32(a)	11,842	11,943,448
			355,608,760
Telecommunications — 3.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	28,219,125
3.500%	09/15/53	77,937	51,050,309
3.550%	09/15/55	21,912	14,247,103
3.650%	09/15/59	82,309	53,192,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.650%	06/01/44	19,400	$16,434,080
5.150%	03/15/42	20,000	18,266,814
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	3,000	2,702,457
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	20,323,685
3.300%	02/15/51	24,035	15,721,529
4.375%	04/15/40	3,205	2,815,964
4.500%	04/15/50	4,300	3,471,106
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	23,135	16,244,425
2.987%	10/30/56	2,320	1,363,937
3.400%	03/22/41	12,000	9,227,486
3.700%	03/22/61(a)	8,791	5,849,495
3.875%	03/01/52	10,878	7,924,984
4.000%	03/22/50	7,296	5,507,805
			272,563,054
Transportation — 1.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	2,907,935
4.375%	09/01/42	8,705	7,557,160
4.400%	03/15/42	10,600	9,309,849
4.450%	03/15/43	11,312	9,848,460
4.550%	09/01/44	2,455	2,140,424
4.700%	09/01/45	3,040	2,687,136
5.050%	03/01/41	1,620	1,559,881
5.150%	09/01/43	3,133	2,969,174
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	900	772,064
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.000%	12/02/41	3,135	2,286,842
6.125%	09/15/2115(a)	14,400	14,418,213
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26	5,890	5,834,144
4.500%	08/01/54	8,850	7,294,878
4.750%	05/30/42	4,873	4,448,219
6.150%	05/01/37	1,000	1,080,465
6.220%	04/30/40	531	572,723
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	665,133
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	7,626	4,892,473
3.942%	11/01/47	3,667	2,807,201
3.950%	10/01/42	1,140	927,159
4.050%	08/15/52	1,585	1,201,137
4.100%	05/15/2121	10,745	7,263,634

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.450%	06/15/45	1,700	$1,439,660
4.650%	01/15/46	700	605,086
4.800%	08/15/43	852	750,964
4.837%	10/01/41(a)	1,080	995,125
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62	1,400	803,801
3.350%	08/15/46	4,300	3,057,692
3.799%	04/06/71	22,170	14,928,701
3.875%	02/01/55	4,805	3,550,280
3.950%	08/15/59	5,100	3,699,837
			123,275,450
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	4,298,559
3.400%	11/15/26	4,275	4,245,295
			8,543,854
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.200%	09/01/48	905	719,373

Total Corporate Bonds (cost $8,872,452,798)			7,834,228,075
Municipal Bonds — 1.9%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	7,627,183
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	8,634,584
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,691,241
			19,953,008
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,157,028
Illinois — 0.0%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	104,740
Michigan — 0.3%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	3,894,058
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	17,144	13,184,755
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan (cont’d.)
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,670	$3,505,387
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,139,926
			24,724,126
Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	13,698,020
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	332,866
			14,030,886
New Jersey — 0.5%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	33,675,928
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,076,304
			39,752,232
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,079,359
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,135,648
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,437,659
			11,573,307
Texas — 0.4%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	838,994
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	5,914,662
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	12,855,670
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	17,700	14,115,215
			33,724,541
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	14,530	8,780,984

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia (cont’d.)
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	$7,678,333
			16,459,317

Total Municipal Bonds (cost $208,902,696)			165,558,544
Residential Mortgage-Backed Securities — 0.9%
BRAVO Residential Funding Trust,
Series 2026-NQM01, Class A1, 144A
4.830%(cc)	12/25/65	10,240	10,163,690
Cross Mortgage Trust,
Series 2026-NQM01, Class A1, 144A
4.699%(cc)	02/25/61	10,038	9,933,545
GS Mortgage-Backed Securities Trust,
Series 2026-NQM01, Class A1, 144A
4.869%(cc)	03/25/66	6,304	6,266,796
HOMES Trust,
Series 2026-NQM01, Class A1, 144A
4.800%(cc)	09/25/70	6,998	6,942,741
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A
4.809%(cc)	12/25/70	6,588	6,526,002
Series 2026-NQM02, Class A1, 144A
4.734%(cc)	01/26/71	9,027	8,939,819
New Residential Mortgage Loan Trust,
Series 2026-NQM03, Class A1, 144A
4.833%(cc)	02/25/66	1,983	1,964,119
OBX Trust,
Series 2025-NQM23, Class A1, 144A
4.872%(cc)	10/25/65	10,816	10,743,423
Series 2026-NQM01, Class A1, 144A
4.846%(cc)	11/25/65	7,423	7,369,696
Verus Securitization Trust,
Series 2026-01, Class A1, 144A
4.863%(cc)	01/25/71	7,014	6,978,196

Total Residential Mortgage-Backed Securities (cost $76,430,440)			75,828,027
U.S. Treasury Obligations — 0.8%
U.S. Treasury Bonds
1.875%	02/15/51(k)	22,290	12,374,433
4.625%	02/15/55	6,500	6,198,360
U.S. Treasury Notes
3.750%	10/31/32	180	176,259
3.750%	11/30/32	25,700	25,153,875
4.250%	03/31/33	11,010	11,085,694
4.625%	02/15/35	11,325	11,618,742

Total U.S. Treasury Obligations (cost $68,720,506)			66,607,363

	Shares	Value
Preferred Stock — 0.0%
Capital Markets
State Street Corp., 5.350%(ff), Series G, Maturing 06/15/26(oo)	117,000	$2,529,540
(cost $2,925,000)

Total Long-Term Investments (cost $9,637,523,400)		8,544,439,695
Short-Term Investments — 5.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	148,430,949	148,430,949
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $342,878,917; includes $341,649,935 of cash collateral for securities on loan)(b)(wb)	343,110,006	342,869,829

Total Short-Term Investments (cost $491,309,866)		491,300,778

TOTAL INVESTMENTS—103.1% (cost $10,128,833,266)		9,035,740,473

Liabilities in excess of other assets(z) — (3.1)%		(274,500,197)

Net Assets — 100.0%		$8,761,240,276

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
DAC	Designated Activity Company
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
UAG	UBS AG

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $335,152,023; cash collateral of $341,649,935 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
238	2 Year U.S. Treasury Notes	Jun. 2026	$49,371,984	$(55,779)
5,572	5 Year U.S. Treasury Notes	Jun. 2026	602,777,233	(8,103,190)
3,642	10 Year U.S. Treasury Notes	Jun. 2026	404,432,737	(6,730,691)
1,447	10 Year U.S. Ultra Treasury Notes	Jun. 2026	164,257,117	(2,615,350)
				(17,505,010)
Short Positions:
491	10 Year Euro-Bund	Jun. 2026	71,161,627	2,011,906
5,684	20 Year U.S. Treasury Bonds	Jun. 2026	647,265,500	15,443,245
62	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	7,226,875	3,784
48	Euro Schatz Index	Jun. 2026	5,867,095	65,980
				17,524,915
				$19,905
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/26	UAG	EUR	41,378	$47,949,270	$47,831,660	$—	$(117,610)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/26	SSB	EUR	41,378	$48,900,600	$47,831,660	$1,068,940	$—
A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/12/26	UAG	EUR	41,378	$48,041,461	$47,924,302	$117,159	$—
				$96,942,061	$95,755,962	1,186,099	—
						$1,186,099	$(117,610)
Credit default swap agreement outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at March 31, 2026		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	676,910		$(11,093,231)		$(11,909,730)		$(816,499)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A20